ACCOUNTS RECEIVABLE (Details 1) - USD ($)	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Beginning balance	$ 1,648,178	$ 1,017,717
Add: additional reserve through bad debt expense	168,872	630,461
Ending balance	$ 1,817,050	$ 1,648,178